STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock option activity under the Plan
	Number of Shares		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000		$1.96	4.58	$207,060
Granted in 2011	6,000		$0.85	4.92	-
Exercised in 2011	(150,000)		$1.25	-	-
Forfeited in 2011	(40,000)		$4.10	-	-
Outstanding December 31, 2011	344,000		$2.01	5.67	$13,860

Exercisable at December 31, 2011	284,000		$1.88	5.42	$13,860

Granted in 2012	2,017,000	(A)	$1.70	0.94	-
Exercised in 2012	-		-	-	-
Forfeited in 2012	(62,000)		$2.19	-	-
Outstanding December 31, 2012	2,299,000		$1.79	1.58	$52,960

Exercisable at December 31, 2012	2,269,000		$1.78	1.50	$52,960

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

Schedule of nonvested shares
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in 2011	6,000	$0.85	4.92
Vested in 2011	(70,000)	$1.83	6.21
Nonvested shares at December 31, 2011	60,000	$2.60	6.83

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Schedule of non-qualified stock options outstanding
Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		6,000	6,000	$4.50	April 08, 2013
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	April 08, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		2,000	2,000	$0.85	April 08, 2013
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,299,000	2,269,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Schedule of stock options outstanding
	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	1.92	10,000	$0.71
$1.01 - $2.00	2,127,000	1.73	1.25	2,127,000	1.73
$.00 - $3.00	156,000	2.60	5.58	126,000	2.60
$4.00 - $5.00	6,000	4.50	0.25	6,000	4.50
Totals	2,299,000	$1.79	1.58	2,269,000	$1.78